Investments Accounted for by the Equity Method (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments

			Carrying value as at December 31		Equity income (loss) for the year ended December 31
Description	Location	Ownership Percentage	2022	2021	2022	2021
Constitution Pipeline, LLC (Constitution) (a)	United States	10	$—	$—	$3	$—
Eaton Rapids Gas Storage System	United States	50	28	27	3	2
Mountain Valley Pipeline, LLC (MVP) (b)	United States	10	478	447	—	(271)
Sarnia Airport Storage Pool LP	Canada	50	17	17	1	1
Petrogas Terminals Penn LLC (c)	United States	50	1	1	—	—
Strathcona Storage LP (c)	Canada	40	130	131	6	7
			$654	$623	$13	$(261)
(a)In the third quarter of 2022, AltaGas received a payment for the return of certain costs associated with the Constitution pipeline project as a result of its cancellation in February 2020.
(b)The equity method is considered appropriate because MVP is an LLC with specific ownership accounts and ownership between five and fifty percent, resulting in WGL Midstream (now WGL Sustainable Energy LLC) exercising a more than minor influence over the investee's operating and financing policies. In 2021, a provision was recorded against the equity investment in MVP due to ongoing legal and regulatory issues. Management has continued to assess the equity investment in MVP for further impairment and determined that no further provisions were required in 2022.
(c)On July 5, 2022, AltaGas acquired the remaining 25.97 percent equity ownership of Petrogas which resulted in an increase in AltaGas' ownership in Petrogas Terminals Penn LLC from 37 percent to 50 percent and in Strathcona Storage LP from 30 percent to 40 percent. Refer to Note 3 for more details.

Schedule of Combined Financial Information of Equity Method Investments
Summarized combined financial information, assuming a 100 percent ownership interest in AltaGas’ equity investments listed above, is as follows:

Year Ended December 31	2022	2021
Revenues	$50	$97
Expenses	(26)	(23)
	$24	$74

As at December 31	2022	2021
Current assets	$136	$206
Property, plant and equipment	$9,544	$8,571
Long-term investments and other assets	$12	$3
Current liabilities	$(166)	$(214)
Other long-term liabilities	$(14)	$(12)